SCHEDULE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Liabilities:
Subordinated convertible promissory notes	$ 5,490,324	$ 4,894,446
Series A Convertible Preferred Stock	1,294,117	1,294,117
Equity:
Total equity	3,993,491	2,687,074
Revision of Prior Period, Reclassification, Adjustment [Member]
Liabilities:
Subordinated convertible promissory notes	5,490,324
Series A Convertible Preferred Stock	1,294,117
Equity:
Total equity	2,687,074
Total liabilities	6,784,441
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Subordinated convertible promissory notes
Series A Convertible Preferred Stock
Equity:
Total equity
Fair Value, Inputs, Level 1 [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Liabilities:
Subordinated convertible promissory notes
Series A Convertible Preferred Stock
Equity:
Total equity
Total liabilities
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Subordinated convertible promissory notes
Series A Convertible Preferred Stock
Equity:
Total equity
Fair Value, Inputs, Level 2 [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Liabilities:
Subordinated convertible promissory notes
Series A Convertible Preferred Stock
Equity:
Total equity
Total liabilities
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Subordinated convertible promissory notes	5,490,324	4,894,446
Series A Convertible Preferred Stock	1,294,117	1,294,117
Equity:
Total equity	3,993,491	$ 2,687,074
Fair Value, Inputs, Level 3 [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Liabilities:
Subordinated convertible promissory notes	5,490,324
Series A Convertible Preferred Stock	1,294,117
Equity:
Total equity	2,687,074
Total liabilities	$ 6,784,441